ACQUISITION OF MARITIME RESOURCES CORP. - Royalty arrangement (Details) - Hammerdown gold project royalty arrangement	Nov. 13, 2025 CAD ($)
ACQUISITION OF MARITIME RESOURCES CORP.
Royalty payments cap	$ 3,160,500
Percentage of annual royalty payments	70.00%
Percentage of annual net cash flow from the project, used for funding royalty payment	10.00%